Impairment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of Impairment

Year ended 31 December 2025	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

Loans and advances to banks	–	–	–	–	–
Loans and advances to customers	14	(82)	999	(64)	867
Debt securities	–	–	–	–	–
Financial assets at amortised cost	14	(82)	999	(64)	867
Financial assets at fair value through other comprehensive income	(1)	–	–	–	(1)
Other assets	2	–	–	–	2
Loan commitments and financial guarantees	(30)	(43)	–	–	(73)
Total impairment (credit) charge	(15)	(125)	999	(64)	795
Note 14: Impairment continued

Year ended 31 December 2024	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

Loans and advances to banks	(7)	–	–	–	(7)
Loans and advances to customers	(147)	(289)	949	(6)	507
Debt securities	(4)	(2)	–	–	(6)
Financial assets at amortised cost	(158)	(291)	949	(6)	494
Financial assets at fair value through other comprehensive income	(3)	–	–	–	(3)
Other assets	(9)	–	–	–	(9)
Loan commitments and financial guarantees	(18)	(33)	–	–	(51)
Total impairment (credit) charge	(188)	(324)	949	(6)	431

Year ended 31 December 2023	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

Loans and advances to banks	(5)	(2)	–	–	(7)
Loans and advances to customers	261	(281)	414	(73)	321
Debt securities	–	1	–	–	1
Financial assets at amortised cost	256	(282)	414	(73)	315
Financial assets at fair value through other comprehensive income	(2)	–	–	–	(2)
Other assets	–	–	(10)	–	(10)
Loan commitments and financial guarantees	27	(25)	(2)	–	–
Total impairment charge (credit)	281	(307)	402	(73)	303